VESSELS AND EQUIPMENT, NET - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Net book value of vessels serving as collateral	$ 2,306,352	$ 2,342,165
Net book value of vessels	854,600
Collateral Pledged
Property, Plant and Equipment [Line Items]
Net book value of vessels serving as collateral	$ 2,306,400	$ 2,342,200